Net Loss Per Share - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the computation of diluted net loss per share	164,000	20,000	14,000	20,000
Common stock, weighted-average exercise price	$ 1.64	$ 3.08	$ 2.61	$ 3.08
Series A Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the computation of diluted net loss per share	1,174,785		1,174,785
Warrant, weighted average exercise price	1.25		1.25
Series B Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the computation of diluted net loss per share	2,520,000		2,520,000
Warrant, weighted average exercise price	2.00		2.00
Series C Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the computation of diluted net loss per share	2,520,000		2,520,000
Warrant, weighted average exercise price	3.00		3.00